SUBSEQUENT EVENTS (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended
	Mar. 24, 2024	Apr. 30, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)
Subsequent Event [Line Items]
Line of credit, interest rate during period	Euribor plus 0.6%
Subsequent event [Member] | Commercial bank [Member] | Line of credit [Member[
Subsequent Event [Line Items]
Line of credit, maximum borrowing amount			€ 3,000	$ 3,297
Line of credit, borrowing base limitation	The maximum amount provided by the bank cannot exceed 75% of the monthly invoice for that customer. The factoring agreement will be end in April 2025, unless the service contract with the customer is extended.
Fee for every withdrawal under the agreement	0.20%
Line of credit, interest rate description	Borrowings under the factoring agreement bear interest at one month Euribor plus 0.6%. The Company is also subject to a 0.2% fee for every withdrawal under the agreement.
AU10TIX [Member] | Subsequent event [Member]
Subsequent Event [Line Items]
Dividends declared		$ 10,000
Dividends paid to ICTS [Member] | AU10TIX [Member] | Subsequent event [Member]
Subsequent Event [Line Items]
Dividends declared		6,751
Dividends paid to other shareholders [Member] | AU10TIX [Member] | Subsequent event [Member]
Subsequent Event [Line Items]
Dividends declared		$ 3,249